UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Government Money Market Fund
Class A [PGDXX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Government Money Market Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$23	0.46%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$368,953,420
Total Number of Portfolio Holdings*	14
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Government Money Market Fund	PAGE 1	39245-STSA-0525

Putnam Government Money Market Fund
Class C [PGEXX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Government Money Market Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$23	0.46%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$368,953,420
Total Number of Portfolio Holdings*	14
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Government Money Market Fund	PAGE 1	39245-STSC-0525

Putnam Government Money Market Fund
Class G [PGGXX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Government Money Market Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class G	$17	0.34%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$368,953,420
Total Number of Portfolio Holdings*	14
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Government Money Market Fund	PAGE 1	39245-STSG-0525

Putnam Government Money Market Fund
Class I [PGKXX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Government Money Market Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I	$17	0.34%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$368,953,420
Total Number of Portfolio Holdings*	14
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Government Money Market Fund	PAGE 1	39245-STSI-0525

Putnam Government Money Market Fund
Class P [PGLXX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Government Money Market Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class P	$17	0.34%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$368,953,420
Total Number of Portfolio Holdings*	14
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Government Money Market Fund	PAGE 1	39245-STSP-0525

Putnam Government Money Market Fund
Class R [PGRXX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Government Money Market Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$23	0.46%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$368,953,420
Total Number of Portfolio Holdings*	14
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Government Money Market Fund	PAGE 1	39245-STSR-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Government Money Market
Fund

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
REPURCHASE AGREEMENTS (92.4%)*	Principal amount	Value
Interest in $500,000,000 joint tri-party repurchase agreement dated 3/31/2025 with JPMorgan Securities, LLC due 4/1/2025 — maturity value of $85,928,429 for an effective yield of 4.370% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 7.500% and due dates ranging from 7/1/2030 to 3/1/2055, valued at $510,061,909)	$85,918,000	$85,918,000
Interest in $118,761,000 joint tri-party repurchase agreement dated 3/31/2025 with BofA Securities, Inc. due 4/1/2025 — maturity value of $85,010,318 for an effective yield of 4.370% (collateralized by Agency Mortgage-Backed Securities with a coupon rate of 6.500% and a due date of 6/20/2054, valued at $121,136,221)	85,000,000	85,000,000
Interest in $700,000,000 joint tri-party repurchase agreement dated 3/31/2025 with HSBC Securities (USA), Inc. due 4/1/2025 — maturity value of $85,010,318 for an effective yield of 4.370% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 7.000% and due dates ranging from 7/1/2032 to 1/1/2057, valued at $714,086,673)	85,000,000	85,000,000
Interest in $201,900,000 joint tri-party repurchase agreement dated 3/31/2025 with Citigroup Global Markets, Inc. due 4/1/2025 — maturity value of $85,010,294 for an effective yield of 4.360% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 10.750% and due dates ranging from 12/1/2027 to 2/20/2075, valued at $205,938,000)	85,000,000	85,000,000
Total repurchase agreements (cost $340,918,000)		$340,918,000
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.4%)*	Yield (%)	Maturity date	Principal amount	Value
Federal Farm Credit Banks Funding Corporation unsec. discount notes	4.238	7/8/25	$1,850,000	$1,829,050
Federal Farm Credit Banks Funding Corporation unsec. discount notes	4.199	8/1/25	4,050,000	3,993,316
Federal Farm Credit Banks Funding Corporation unsec. FRB	4.415	10/30/25	2,050,000	2,050,389
Federal Farm Credit Banks Funding Corporation unsec. FRB M	4.400	6/12/26	4,050,000	4,050,000
Federal Home Loan Banks discount notes	4.287	6/6/25	2,050,000	2,034,102
Federal Home Loan Banks unsec. FRB M	4.525	11/4/26	4,050,000	4,052,385
Federal National Mortgage Association unsec. FRN M	4.480	7/29/26	2,000,000	2,001,021
Total U.S. government agency obligations (cost $20,010,263)				$20,010,263

U.S. TREASURY OBLIGATIONS (2.2%)*	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury FRN	4.404	4/30/25	$2,100,000	$2,100,058
U.S. Treasury FRN	4.360	7/31/25	2,100,000	2,099,718
U.S. Treasury Bills	4.124	3/19/26	4,050,000	3,893,778
Total U.S. treasury obligations (cost $8,093,554)				$8,093,554

TOTAL INVESTMENTS
Total investments (cost $369,021,817)	$369,021,817

Key to holding’s abbreviations
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $368,953,420.
M	This security’s effective maturity date is less than one year.
The dates shown on debt obligations are the original maturity dates.
Government Money Market Fund
1

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Commercial paper	$—	$20,010,263	$—
Repurchase agreements	—	340,918,000	—
U.S. treasury obligations	—	8,093,554	—
Totals by level	$—	$369,021,817	$—

The accompanying notes are an integral part of these financial statements.

2
Government Money Market Fund

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $28,103,817)	$28,103,817
Repurchase agreements (identified cost $340,918,000)	340,918,000
Cash	310,237
Interest and other receivables	143,032
Receivable for shares of the fund sold	512,615
Prepaid assets	47,497
Total assets	370,035,198

LIABILITIES
Payable for shares of the fund repurchased	230,887
Payable for compensation of Manager (Note 2)	82,752
Payable for custodian fees (Note 2)	7,166
Payable for investor servicing fees (Note 2)	36,657
Payable for Trustee compensation and expenses (Note 2)	4,644
Payable for administrative services (Note 2)	728
Distributions payable to shareholders	652,318
Other accrued expenses	66,626
Total liabilities	1,081,778
Net assets	$368,953,420

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$368,944,558
Total distributable earnings (Note 1)	8,862
Total — Representing net assets applicable to capital shares outstanding	$368,953,420

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share ($155,610,635 divided by 155,608,111 shares)	$1.00
Net asset value and offering price per class C share ($1,909,115 divided by 1,908,950 shares)*	$1.00
Net asset value and offering price per class G share ($26,238,656 divided by 26,239,409 shares)	$1.00
Net asset value and offering price per class I share ($11,098 divided by 11,093 shares)	$1.00
Net asset value, offering price and redemption price per class P share ($174,471,654 divided by 174,468,816 shares)	$1.00
Net asset value, offering price and redemption price per class R share ($10,712,262 divided by 10,710,624 shares)	$1.00
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Government Money Market Fund	3

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Interest	$8,680,808
Total investment income	8,680,808

EXPENSES
Compensation of Manager (Note 2)	500,311
Investor servicing fees (Note 2)	129,437
Custodian fees (Note 2)	6,700
Trustee compensation and expenses (Note 2)	6,661
Administrative services (Note 2)	4,404
Blue sky expense	43,235
Other	56,039
Total expenses	746,787
Expense reduction (Note 2)	(4,965)
Net expenses	741,822
Net investment income	7,938,986
Net increase in net assets resulting from operations	$7,938,986

The accompanying notes are an integral part of these financial statements.

4	Government Money Market Fund

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Increase (decrease) in net assets
Operations
Net investment income	$7,938,986	$16,329,276
Net increase in net assets resulting from operations	7,938,986	16,329,276
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,296,879)	(8,472,317)
Class B	—	(5,459)
Class C	(39,216)	(113,970)
Class G	(866,111)	(2,558,571)
Class I	(231)	(562)
Class P	(3,430,738)	(4,696,430)
Class R	(293,866)	(479,663)
Increase (decrease) from capital share transactions (Note 4)	(413,682)	148,917,006
Total increase (decrease) in net assets	(401,737)	148,919,310
Net assets
Beginning of period	369,355,157	220,435,847
End of period	$368,953,420	$369,355,157
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Government Money Market Fund	5

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b]	Ratio of net investment income (loss) to average net assets (%)
Class A
March 31, 2025**	$1.00	.0205	—	0.0205	(.0204)	(0.0204)	$1.00	2.07*	$155,611	.23*	2.06*
September 30, 2024	1.00	.0490	—	0.0490	(.0490)	(0.0490)	1.00	5.02	163,151.49		4.92
September 30, 2023	1.00	.0409	—	0.0409	(.0409)	(0.0409)	1.00	4.18	170,637.52		4.12
September 30, 2022	1.00	.0048	—[e]	0.0048	(.0048)	(0.0048)	1.00	.48	154,581	.28[d]	.48[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	145,641	.09[d]	.01[d]
September 30, 2020	1.00	.0050	—	0.0050	(.0051)	(0.0051)	1.00	.51	150,291	.33[d]	.33[d]
Class C
March 31, 2025**	$1.00	.0205	—	0.0205	(.0204)	(0.0204)	$1.00	2.07*	$1,909	.23*	2.05*
September 30, 2024	1.00	.0490	—	0.0490	(.0490)	(0.0490)	1.00	5.02	1,875.49		4.91
September 30, 2023	1.00	.0409	—	0.0409	(.0409)	(0.0409)	1.00	4.18	2,150.52		4.17
September 30, 2022	1.00	.0048	—[e]	0.0048	(.0048)	(0.0048)	1.00	.48	1,561	.28[d]	.47[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	1,404	.09[d]	.01[d]
September 30, 2020	1.00	.0050	—	0.0050	(.0050)	(0.0050)	1.00	.50	2,279	.34[d]	.40[d]
Class G
March 31, 2025**	$1.00	.0212	—	0.0212	(.0211)	(0.0211)	$1.00	2.14*	$26,239	.17*	2.17*
September 30, 2024	1.00	.0503	—	0.0503	(.0503)	(0.0503)	1.00	5.16	42,912.36		5.06
September 30, 2023†	1.00	.0155[c]	—	0.0155	(.0155)	(0.0155)	1.00	1.56*	6,063	.16*	1.52c*
September 30, 2022	1.00	.0053	—[e]	0.0053	(.0053)	(0.0053)	1.00	.53	52,513	.23[d]	.49[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	57,037	.09[d]	.01[d]
September 30, 2020	1.00	.0058	—	0.0058	(.0058)	(0.0058)	1.00	.58	53,693	.28[d]	.60[d]
Class I
March 31, 2025**	$1.00	.0212	—	0.0212	(.0211)	(0.0211)	$1.00	2.14*	$11	.17*	2.11*
September 30, 2024	1.00	.0503	—	0.0503	(.0503)	(0.0503)	1.00	5.16	11.36		5.05
September 30, 2023	1.00	.0423	—	0.0423	(.0423)	(0.0423)	1.00	4.32	11.39		4.24
September 30, 2022	1.00	.0053	—[e]	0.0053	(.0053)	(0.0053)	1.00	.53	10	.23[d]	.51[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	10	.09[d]	—[d,f]
September 30, 2020	1.00	.0058	—	0.0058	(.0058)	(0.0058)	1.00	.58	10	.28[d]	.60[d]
Class P
March 31, 2025**	$1.00	.0212	—	0.0212	(.0211)	(0.0211)	$1.00	2.14*	$174,472	.17*	2.11*
September 30, 2024	1.00	.0503	—	0.0503	(.0503)	(0.0503)	1.00	5.16	143,308.36		5.01
September 30, 2023	1.00	.0423[c]	—	0.0423	(.0423)	(0.0423)	1.00	4.32	40,904.39		4.69[c]
September 30, 2022	1.00	.0053	—[e]	0.0053	(.0053)	(0.0053)	1.00	.53	10	.23[d]	.51[d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	10	.09[d]	.01[d]
September 30, 2020	1.00	.0058	—	0.0058	(.0058)	(0.0058)	1.00	.58	10	.28[d]	.60[d]

The accompanying notes are an integral part of these financial statements.

6
Government Money Market Fund

Financial highlightscont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b]	Ratio of net investment income (loss) to average net assets (%)
Class R
March 31, 2025**	$1.00	.0205	—	0.0205	(.0204)	(0.0204)	$1.00	2.07*	$10,712	.23*	2.06*
September 30, 2024	1.00	.0490	—	0.0490	(.0490)	(0.0490)	1.00	5.02	18,098.49		4.86
September 30, 2023	1.00	.0409	—	0.0409	(.0409)	(0.0409)	1.00	4.18	464.52		4.12
September 30, 2022	1.00	.0048[c]	—[e]	0.0048	(.0048)	(0.0048)	1.00	.48	417	.27[d]	.32[c,d]
September 30, 2021	1.00	.0001	—[e]	0.0001	(.0001)	(0.0001)	1.00	.01	629	.09[d]	.01[d]
September 30, 2020	1.00	.0050	—	0.0050	(.0051)	(0.0051)	1.00	.51	1,316	.32[d]	.21[d]
*	Not annualized.
**	Unaudited.
†	For the period from February 11, 2023 through September 10, 2023 this class had no netassets or operations.
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	The net investment income ratio and per share amount shown may not correspond with the expected class specific differences for the period due to the timing of subscriptions/redemptions to/from the class.
[d]	Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:
	9/30/22	9/30/21	9/30/20
Class A	0.23%	0.42%	0.22%
Class C	0.23	0.42	0.22
Class G	0.15	0.29	0.13
Class I	0.15	0.29	0.13
Class P	0.15	0.29	0.13
Class R	0.24	0.42	0.24
[e]	Amount represents less than $0.0001.
[f]	Amount represents less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Government Money Market Fund
7

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Government Money Market Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the 1940 Act, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as the fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. The fund invests mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which the fund invests may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. The fund’s investment manager may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	None	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class G #	None	None	None
Class I §	None	None	None
Class P Δ	None	None	None
Class R †	None	None	None
† Not available to all investors.
# Only available to other Putnam fund-of-funds accounts.
§ Intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

8
Government Money Market Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a–7 under the 1940 Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $347,757,523 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income, including amortization and accretion of premiums and discounts, is recorded on the accrual basis. Gains or losses on securities sold are determined on the identified cost basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a financial reporting and tax basis is the same.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,
0.390%	of the next $5 billion,
0.340%	of the next $10 billion,
0.290%	of the next $10 billion,
0.240%	of the next $50 billion,
0.220%	of the next $50 billion,
0.210%	of the next $100 billion and
0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.132% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Franklin Advisers at any time without notice. During the reporting period, Franklin Advisers did not waive or reimburse any expenses from the fund to enhance its annualized net yield.

Government Money Market Fund
9

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C and class R shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class G shares paid a monthly fee based on the average net assets of class G shares at an annual rate of 0.01%.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$108,363
Class C	1,269
Class G	2,012
Class I	1
Class P	8,151
Class R	9,641
Total	$129,437

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,965 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $261, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees currently have not approved payments by the fund under the Plans.

	Maximum %	Approved %
Class C	1.00%	0.00%
Class R	1.00%	0.00%

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of no monies in contingent deferred sales charges from redemptions of class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Franklin Distributors, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $44,988,106,904 and $44,989,346,545, respectively. The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	60,530,506	$60,530,506	145,440,278	$145,440,277
Shares issued in connection with reinvestment of distributions	3,217,878	3,217,878	8,288,879	8,288,879
	63,748,384	63,748,384	153,729,157	153,729,156
Shares repurchased	(71,298,637)	(71,298,431)	(161,216,593)	(161,216,593)
Net decrease	(7,550,253)	$(7,550,047)	(7,487,436)	$(7,487,437)

10
Government Money Market Fund

	YEAR ENDED 9/30/24 *
Class B	Shares	Amount
Shares sold	9,622	$9,623
Shares issued in connection with reinvestment of distributions	5,274	5,274
	14,896	14,897
Shares repurchased	(222,451)	(222,451)
Net decrease	(207,555)	$(207,554)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	341,402	$341,402	1,248,933	$1,248,933
Shares issued in connection with reinvestment of distributions	38,826	38,826	112,719	112,719
	380,228	380,228	1,361,652	1,361,652
Shares repurchased	(345,838)	(345,837)	(1,637,339)	(1,637,339)
Net increase (decrease)	34,390	$34,391	(275,687)	$(275,687)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class G	Shares	Amount	Shares	Amount
Shares sold	323,943,595	$323,943,595	868,681,955	$868,681,954
Shares issued in connection with reinvestment of distributions	—	—	—	—
	323,943,595	323,943,595	868,681,955	868,681,954
Shares repurchased	(340,617,152)	(340,617,357)	(831,831,365)	(831,831,365)
Net increase (decrease)	(16,673,557)	$(16,673,762)	36,850,590	$36,850,589
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	186	186
	—	—	186	186
Shares repurchased	—	—	—	—
Net increase	—	$—	186	$186
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class P	Shares	Amount	Shares	Amount
Shares sold	586,670,736	$586,670,736	790,872,253	$790,872,253
Shares issued in connection with reinvestment of distributions	—	—	—	—
	586,670,736	586,670,736	790,872,253	790,872,253
Shares repurchased	(555,508,046)	(555,508,046)	(688,469,369)	(688,469,369)
Net increase	31,162,690	$31,162,690	102,402,884	$102,402,884
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	107,136	$107,136	25,580,052	$25,580,052
Shares issued in connection with reinvestment of distributions	293,967	293,866	479,460	479,460
	401,103	401,002	26,059,512	26,059,512
Shares repurchased	(7,788,056)	(7,787,956)	(8,425,487)	(8,425,487)
Net increase (decrease)	(7,386,953)	$(7,386,954)	17,634,025	$17,634,025

* Effective September 5, 2024, the fund has terminated its class B shares.

Government Money Market Fund
11

At the close of the reporting period, Putnam Investment Holdings, LLC owned 11,093 class I shares of the fund (100.00% of class I shares outstanding), valued at $11,098.

At the close of the reporting period, two funds managed by an affiliate of Franklin Advisors owned 20.9% and 12.6% respectively, of the outstanding shares of the fund.

Note 5: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 6: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BofA Securities, Inc.	Citigroup Global Markets, Inc.	HSBC Securities (USA)	JPMorgan Securities, LLC	Total
Assets:
Repurchase agreements **	$85,000,000	$85,000,000	$85,000,000	$85,918,000	$340,918,000
Total Assets	$85,000,000	$85,000,000	$85,000,000	$85,918,000	$340,918,000
Total Financial and Derivative Net Assets	$85,000,000	$85,000,000	$85,000,000	$85,918,000	$340,918,000
Total collateral received (pledged) †##	$85,000,000	$85,000,000	$85,000,000	$85,918,000
Net amount	$—	$—	$—	$—
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—
Uncontrolled collateral received	$86,700,000	$86,700,000	$86,710,525	$87,646,998	$347,757,523
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

12
Government Money Market Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

Government Money Market Fund
13

© 2025 Franklin Templeton. All rights reserved.	39245-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025